                            VAN KAMPEN RESERVE FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                      PROSPECTUS DATED SEPTEMBER 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     RES SPT 525
                                                                      23 133 233
                                                                        65074-03

                            VAN KAMPEN RESERVE FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     RES SPT SAI